IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure	[1]	$ 931,129	$ 861,193
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure		$ 14,330	$ 9,960
Exposure percentage		100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure		$ 9,870	$ 7,460
Exposure percentage		68.90%	74.90%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure		$ 4,390	$ 2,400
Exposure percentage		30.60%	24.10%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure		$ 70	$ 70
Exposure percentage		0.50%	0.70%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure			$ 30
Exposure percentage			0.30%

[1]	Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.